Quarterly Results Of Operations	12 Months Ended
Dec. 31, 2012
Quarterly Results Of Operations [Abstract]
Quarterly Results Of Operations

NOTE 10 – Quarterly Results of Operations (Unaudited)

The following is a summary of quarterly results of operations (unaudited) for the years ended December 31, 2012 and 2011 (in thousands of dollars, except per share amounts):

	Quarter Ended
	March 31	June 30	Sept. 30	Dec. 31
2012
Royalties	$7,000	$7,306	$5,178	$4,536
Interest and other income	31	23	45	37
Total revenues	7,031	7,329	5,223	4,573
Expenses	1,062	1,050	956	1,020
Net income	$5,969	$6,279	$4,267	$3,553
Earnings per share	$3.98	$4.19	$2.84	$2.37

2011
Royalties	$5,415	$6,543	$6,473	$8,184
Interest and other income	34	29	21	40
Total revenues	5,449	6,572	6,494	8,224
Expenses	954	919	838	980
Net income	$4,495	$5,653	$5,656	$7,244
Earnings per share	$3.00	$3.77	$3.77	$4.83